SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 9.2	$ 8.4
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	2.4	2.3
Restricted, Performance and Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 6.8	$ 6.1